Combined Statements of Parent-Entity Net Investment and Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member] Class A Common Stock [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member] Common Class B [Member] Northern Lights Acquisition Corp [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class A [Member] Northern Lights Acquisition Corp [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Northern Lights Acquisition Corp [Member]	Parent-Entity Net Investment [Member]	Retained Earnings [Member]	Retained Earnings [Member] Northern Lights Acquisition Corp [Member]	Total	Northern Lights Acquisition Corp [Member]
Balance at Dec. 31, 2020									$ 4,354,021			$ 4,354,021
Balance, shares at Dec. 31, 2020
Sale of non-redeemable private placement units to sponsor, shares
Net income									905,303			905,303
Contribution of loan receivable from Parent									510,250			510,250
Net change due to allocations and distributions to Parent									(938,210)			(938,210)
Balance at Mar. 31, 2021									4,831,364			4,831,364
Balance, shares at Mar. 31, 2021
Balance at Dec. 31, 2020									4,354,021			4,354,021
Balance, shares at Dec. 31, 2020
Net income												2,568,537
Balance at Sep. 30, 2021									6,509,133			6,509,133
Balance, shares at Sep. 30, 2021
Balance at Feb. 25, 2021
Balance, shares at Feb. 25, 2021
Issuance of Class B Common Stock to Sponsor				$ 288				24,712					25,000
Sale of non-redeemable private placement units to sponsor						$ 53		5,281,697					5,281,750
Sale of non-redeemable private placement units to sponsor, shares						528,175
Redemption of Class A common stock subject to possible redemption								(5,306,409)			(8,026,904)		(13,333,313)
Net income											1,245,158		1,245,158
Issuance of Class B Common Stock to Sponsor, shares				2,875,000
Balance at Dec. 31, 2021				$ 288		$ 53			7,339,101		(6,781,746)	7,339,101	(6,781,405)
Balance, shares at Dec. 31, 2021				2,875,000		528,175
Balance at Mar. 31, 2021									4,831,364			4,831,364
Balance, shares at Mar. 31, 2021
Net income									717,171			717,171
Contribution of loan receivable from Parent									682,500			682,500
Net change due to allocations and distributions to Parent									(699,787)			(699,787)
Balance at Jun. 30, 2021									5,531,248			5,531,248
Balance, shares at Jun. 30, 2021
Net income									946,063			946,063
Contribution from Parent									31,822			31,822
Balance at Sep. 30, 2021									6,509,133			6,509,133
Balance, shares at Sep. 30, 2021
Balance at Dec. 31, 2021				$ 288		$ 53			7,339,101		(6,781,746)	7,339,101	(6,781,405)
Balance, shares at Dec. 31, 2021				2,875,000		528,175
Sale of non-redeemable private placement units to sponsor
Net income									501,600			501,600
Contribution of loan receivable from Parent									59,999			59,999
Balance at Mar. 31, 2022									7,900,700			7,900,700
Balance, shares at Mar. 31, 2022
Balance at Dec. 31, 2021				$ 288		$ 53			7,339,101		$ (6,781,746)	7,339,101	$ (6,781,405)
Balance, shares at Dec. 31, 2021				2,875,000		528,175
Net income												1,894,179
Balance at Sep. 30, 2022	$ 2	$ 1,872					30,451,696			243,981		30,697,551
Balance, shares at Sep. 30, 2022	20,450	18,715,912
Balance at Mar. 31, 2022									7,900,700			7,900,700
Balance, shares at Mar. 31, 2022
Net income									336,344			336,344
Contribution of loan receivable from Parent									74,999			74,999
Balance at Jun. 30, 2022									8,312,043			8,312,043
Balance, shares at Jun. 30, 2022
Issuance of Class B Common Stock to Sponsor	$ 2	$ 1,872					30,451,696		(9,124,297)			21,329,273
Net income									812,254	243,981		1,056,235
Issuance of Class B Common Stock to Sponsor, shares	20,450	18,715,912
Balance at Sep. 30, 2022	$ 2	$ 1,872					$ 30,451,696			$ 243,981		$ 30,697,551
Balance, shares at Sep. 30, 2022	20,450	18,715,912